Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000249322 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249322 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249322 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249322 | 872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249322 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249322 | 871829107 | Sysco Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249322 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249322 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249322 | 254709108 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249322 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249322 | SPX P4700_20250324_S_MARIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249322 | 009158106Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249322 | 03027X100Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249322 | 049560105Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249322 | 05722G100Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249322 | 009066101Communications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249322 | 09260D107Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249322 | 291011104Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249322 | 83444M101Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249322 | 12769G100Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000249322 | 931427108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000249322 | 22160N109Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000249323 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 871829107 | Sysco Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249323 | 254709108 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249323 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249323 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000249323 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249323 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000249323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000249323 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000249323 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%